STATUTORY INFORMATION (BASED ON NON-GAAP MEASURES) (SCHEDULE OF STATUTORY ACCOUNTING PRACTICES) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Insurance [Abstract]
Statutory capital and surplus	$ 1,664.4	$ 1,711.9
Asset valuation reserve	203.1	233.9
Interest maintenance reserve	504.1	582.4
Total	$ 2,371.6	$ 2,528.2